Note 14 - Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Stock-based compensation

Company stock option plan

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries, other than its CEO.  Options are granted at the market price for the underlying shares on the date of grant.  Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share.  All Subordinate Voting Shares issued are new shares.  As at December 31, 2012, there were 720,250 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards.  Stock option activity for the years ended December 31, 2012, 2011 and 2010 was as follows:

			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - December 31, 2009	1,655,000	$18.22
Granted	520,000	19.15
Exercised	(311,950)	14.59
Forfeited	(12,750)	16.23
Shares issuable under options - December 31, 2010	1,850,300	$19.03
Granted	308,000	30.78
Exercised	(262,750)	19.87
Shares issuable under options - December 31, 2011	1,895,550	$20.83
Granted	367,000	31.48
Exercised	(363,850)	19.15
Expired	(169,500)	32.38
Shares issuable under options - December 31, 2012	1,729,200	$22.31	2.37	$12,228
Options exercisable - End of period	790,850	$18.42	1.58	$8,071

The Company incurred stock-based compensation expense related to these awards of $3,169 during the year ended December 31, 2012 (2011 - $2,335; 2010 - $2,761).

As at December 31, 2012, the range of option exercise prices was $11.74 to $31.86 per share.  Also as at December 31, 2012, the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were $12,228 and 1.5 years, respectively.

The following table summarizes information about option exercises during years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Number of options exercised	363,850	262,750	311,950

Aggregate fair value	$11,198	$8,510	$6,741
Intrinsic value	4,265	3,320	2,190
Amount of cash received	6,933	5,190	4,551

Tax benefit recognized	$1,438	$1,119	$699

As at December 31, 2012, there was $4,322 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next 4 years.  During the year ended December 31, 2012, the fair value of options vested was $3,485 (2011 - $2,606; 2010 - $2,434).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	2012	2011	2010

Risk free rate	0.4%	1.0%	1.4%
Expected life in years	4.75	4.75	4.75
Expected volatility	40.3%	39.4%	39.8%
Dividend yield	0.0%	0.0%	0.0%

Weighted average fair value per option granted	$10.87	$10.73	$6.85

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term.  The expected life in years represents the estimated period of time until exercise and is based on historical experience.  The expected volatility is based on the historical prices of the Company’s shares over the previous four years.  The dividend yield assumption is based on the Company’s present intention to retain all earnings in respect of the Common Shares.

Subsidiary stock option plans

The Company has stock option plans at its Commercial Real Estate subsidiary entitling the holders to acquire up to a 3.2% interest in the subsidiary as at December 31, 2012.  During 2012, stock options representing a 7.3% interest in the subsidiary were exercised.  Options, as well as shares acquired upon option exercise under the subsidiary stock option plans are liability classified awards because the underlying stock is also classified as a liability.  The fair value of the liability relating to these awards is calculated each period using the Black-Scholes option pricing model.  The fair value of the liability related to these awards as at December 31, 2012 was $4,266 (2011 - nil) and compensation expense recognized related to the awards for the year ended December 31, 2012 was $4,266 (2011 - nil; 2010 - nil).